ORGANIZATION AND BASIS OF PRESENTATION - Financial information of Company's VIE and VIES's subsidiaries and kindergartens (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial information of the Company's VIE and VIE's subsidiaries and kindergartens
Cash and cash equivalents	$ 158,691	$ 46,256
Prepaid expenses and other current assets	9,541	9,414
Total current assets	172,808	63,983
Total assets	229,738	104,410
Total current liabilities	97,022	80,287
Total liabilities	124,444	100,449
Net revenues	140,803	108,513	$ 82,858
Net (loss) income	6,541	5,887	(1,296)
Net cash provided by operating activities	25,099	35,053	23,808
Net cash used in investing activities	(8,655)	(12,122)	(14,950)
Net cash provided by financing activities	92,496	1,422	695
VIE
Financial information of the Company's VIE and VIE's subsidiaries and kindergartens
Cash and cash equivalents	64,626	42,927
Prepaid expenses and other current assets	9,392	9,394
Total current assets	78,594	60,625
Total assets	133,897	99,489
Total current liabilities	92,537	78,577
Total liabilities	118,068	97,239
Net revenues	140,012	107,747	81,830
Net (loss) income	17,925	7,378	2,598
Net cash provided by operating activities	25,453	32,181	24,241
Net cash used in investing activities	(7,573)	(12,119)	(14,880)
Net cash provided by financing activities	381	1,422	695
Effects of exchange rate changes	3,609	(2,572)	$ (947)
VIE's obligations
Consolidated VIE's assets that are collateral for the VIE's obligations	$ 0	$ 0